WARRANTS	12 Months Ended
Dec. 31, 2011
WARRANTS
WARRANTS

18.                               WARRANTS

Series B warrants:

In connection with the issuance of the Series B shares as set out in Note 15, the Company granted Series B warrants purchasing 2,519,980 ordinary shares which were exercisable at any time before June 26, 2008 at exercise price of $0.05 per share.  The Series B warrants were considered equity and were initially booked at $25, which was allocated from the Series B issuance proceeds based on the relative fair value of the Series B shares and Series B warrants.  Such warrants were exercised in June, 2008.

Series D warrants:

In connection with the issuance of the Series D shares, on April 4, 2008, Renren Inc. granted a Series D shareholder warrants to purchase additional 100,717,630 (“2009 Series D warrants”) and 201,435,250 (“2010 Series D warrants”) Series D shares of the Company with exercise price of $0.993 per Series D share.  The 2009 Series D warrants are exercisable by either the warrant holders or the Company in the period beginning on April 4, 2009 and ending on April 4, 2010.  The 2010 Series D warrants are exercisable by either the warrant holders or the Company in the period beginning on April 4, 2010 and ending on April 4, 2011.  The fair value of the 2009 Series D warrants and 2010 Series D warrants was $705 and $8,460, respectively, at the issuance date.  The warrants were determined as free standing financial instruments required to be measured at fair value since the underlying instruments, i.e.  Series D shares are redeemable instruments and therefore the warrants held by the holder are required to be classified as liability and were initially recognized at the fair value of $9,165.  However, the entire instrument comprises both a right for the warrant holder to exercise and a right for the Company to require the warrant holder to exercise.  Consequently, as at December 31, 2008 the Series D warrants were determined to be assets with fair value of $63,710 as a result of the decline of the Company’s fair value since the issuance date of the warrants.  The change in fair value of $72,875 was recorded as a gain in the consolidated statement of operations for the year ended December 31, 2008.

On July 2, 2009, Renren Inc. and the warrant holder entered into an agreement to amend the 2009 Series D warrants and 2010 Series D warrants issued by Renren Inc. on April 4, 2008.  According to the amended agreement, the originally granted Series D warrants were replaced with the following terms:

(1)                                 Change of the structure of the number of warrants granted

While the total number of warrants granted did not change, the structure of the number of warrants granted were agreed to be changed as follows:

Pre-amendment

Tranches	Number of warrants

2009 Series D Warrants	100,717,630

2010 Series D Warrants	201,435,250

Total	302,152,880

After-amendment

Tranches	Number of warrants

2009 Series D Warrants	75,538,220
Tranche 3 Warrants	75,538,220
Tranche 4 Warrants	151,076,440
302,152,880

(2)                                 Change of the exercise periods: The 2009 Series D warrants are exercisable in the period beginning on April 4, 2009 and ending on July 2, 2009.  The Tranche 3 Warrants are exercisable by either the warrant holders or the Company in the period beginning on April 4, 2010 and ending on July 1, 2010, and Tranche 4 Warrants are exercisable with exercising period from April 2, 2010 to July 1, 2011.

(3)                                 Change in exercise party: the 2009 Series D warrants and the Tranche 3 Warrants are exercisable by either the warrant holder or the Company.  The Tranche 4 Warrants are only exercisable by the warrant holder.

After the amendment, the warrant holder exercised its 2009 Series D warrants in 2009 to purchase 75,538,220 Series D shares of the Company.  As a result, the cash proceeds of $63,398, after reduction of $17,007, which was the carrying amount of the warrants asset prior to the exercise, was recorded as addition to the Series D shares.

In July 2010, the Series D warrant holder exercised 75,538,220 shares Tranche 3 Series D warrants.  As a result, the cash proceeds of $84,106 plus $14,432, which was the carrying amount of the warrants liability prior to the exercise, was recorded as addition to the Series D shares.

In December 2010, the Series D warrant holder exercised the 151,076,440 Tranche 4 Series D warrants. The fair value of warrants liability prior to the exercise of $81,743 plus the consideration receivable of $198,090 for the exercise of warrants was recorded as addition to the Series D shares as of December 31, 2010. Cash proceeds of $198,090 was recorded as amounts due from related parties and was received in January 2011.

The change in the carrying amounts, which were also the fair value, of the Series D warrants was summarized as follows:

Amounts

Balance as of January 1, 2009	$(63,710)
Loss on change of fair value of Series D warrants before amendment	17,818
Change in fair value as of the amendment	49,538
Exercise of 2009 Series D warrants	17,007
Loss on change of fair value of Series D warrants after amendment	828

Balance as of December 31, 2009	21,481
Loss on change of fair value of Series D warrants	74,364
Exercise of Tranche 3 Series D warrants	(14,432)
Exercise of Tranche 4 Series D warrants before the exercises	(81,413)

Balance as of December 31, 2010	$—

The fair value of the 2009 Series D Warrants and 2010 Series D Warrants were determined by the Group with the assistance of Marsh, an independent valuation firm, and was determined using the Black-Scholes option pricing model with assumptions as follows:

For 2009 Series D warrants:

	As of	As of	As of
	April 5,	December 31,	December 31,
	2008	2008	2009

Risk-fee rate of return	3.59%	2.47%	1.16%
Expected remaining contractual life of the warrants	2 years	1.26 years	0.5 years
Volatility	49.4%	78.3%	45.7%
Expected dividend yield	—	—	—

For 2010 Series D warrants:

	As of	As of	As of	As of	As of
	April 5,	December 31,	December 31,	July 2,	December 27,
	2008	2008	2009	2010	2010

Risk-fee rate of return	3.67%	3.14%	1.16~1.59%	1.26~1.43%	1.11%
Expected remaining contractual life of the warrants	3 years	2.26 years	0.5~1.5 years	0~1 year	0.5 year
Volatility	48.1%	69.9%	45.7%~65.8%	43.5%	38.0%
Expected dividend yield	—	—	—	—	—